Other Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2020
Other Accounts Receivable
Schedule of accounts, notes, loans and financing receivable

	As of December 31,
	2020	2019

	(in thousands)
Government institutions	$66	$178
Prepaid expenses	746	601
Others	—	48
	$812	$827